5. COMMON STOCK	12 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5.  COMMON STOCK

During the month of October 2009, the Company issued 10,000,000 common shares at a price of $0.01 for services valued at $100,000.

On December 31, 2009, the Company issued 1,475,000 shares of common stock at a price of $0.20 per share for total cash proceeds of $295,000.

On December 31, 2009, the Company issued 66,666 shares of common stock at a price of $0.29 ($0.30 Canadian dollars) per share for total cash proceeds of $19,049.

During the years ended June 30, 2013, 2012 and 2011, the Company did not issue any common stock or grant any stock options.